INVENTORIES (Details Narrative) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Cost of revenue	$ 44,453,000	$ 31,887,000	$ 12,493,000